Tax assets and liabilities	12 Months Ended
Dec. 31, 2019
Tax assets and liabilities
Tax assets and liabilities

C8    Tax assets and liabilities

Accounting policies on deferred tax are included in note B4.

C8.1   Current tax

At 31 December 2019, of the $492 million (31 December 2018: $476 million from continuing operations) current tax recoverable, the majority is expected to be recovered more than twelve months after the reporting period.

At 31 December 2019, the current tax liability of $396 million (31 December 2018: $411 million from continuing operations) includes $198 million (31 December 2018: $190 million from continuing operations) of provisions for uncertain tax matters. Further detail is provided in note B4.

C8.2 Deferred tax

The statement of financial position contains the following deferred tax assets and liabilities in relation to:

	2019 $m
				Movement	Other
				through	movements
				other	including
		Demerger of	Movement in	comprehensive	foreign
	Balance at 1	UK and Europe	income	income and	currency	Balance at 31
	Jan	operations	statement	equity	movements	Dec
Deferred tax assets
Unrealised losses or gains on investments	144	—	(16)	—	(128)	—
Balances relating to investment and insurance contracts	1	—	60	—	(29)	32
Short-term temporary differences	2,979	(146)	1,069	(15)	1	3,888
Capital allowances	19	(14)	(3)	—	(1)	1
Unused tax losses	162	—	8	—	(16)	154
Total	3,305	(160)	1,118	(15)	(173)	4,075

Deferred tax liabilities
Unrealised losses or gains on investments	(1,104)	1,053	(231)	(713)	118	(877)
Balances relating to investment and insurance contracts	(1,276)	—	(246)	—	15	(1,507)
Short-term temporary differences	(2,671)	233	(414)	19	(14)	(2,847)
Capital allowances	(71)	65	—	—	—	(6)
Total	(5,122)	1,351	(891)	(694)	119	(5,237)

Of the short-term temporary differences of $3,888 million relating to deferred tax assets, $3,068 million relating to the US insurance operations is expected to be recovered in line with the run off of the in-force book, and the majority of the remaining balances are expected to be recovered within 5 years.

The deferred tax balances are further analysed as follows:

	Deferred tax assets		Deferred tax liabilities
	31 Dec 2019 $m	31 Dec 2018 $m	31 Dec 2019 $m	31 Dec 2018 $m
Asia operations	270	152	(2,146)	(1,601)
US operations	3,804	2,923	(3,091)	(2,150)
Other operations	1	70	—	(20)
Total continuing operations	4,075	3,145	(5,237)	(3,771)
Discontinued UK and Europe operations	—	160	—	(1,351)
Total Group	4,075	3,305	(5,237)	(5,122)

The taxation regimes applicable across the Group often apply separate rules to trading and capital profits and losses. The distinction between temporary differences that arise from items of either a trading or capital nature may affect the recognition of deferred tax assets. For the 2019 results and financial position at 31 December 2019, the following tax benefits and losses have not been recognised:

	31 Dec 2019 $m		31 Dec 2018 $m
	Tax benefits	Losses	Tax benefits			Losses
			Continuing	Discontinued	Total group	Continuing	Discontinued	Total group
Trading losses	36	175	61	1	62	301	6	307
Capital losses	1	5	55	7	62	270	38	308

Of the benefit from unrecognised trading losses, $34 million will expire within the next ten years and the rest have no expiry date.

Some of the Group’s businesses are located in jurisdictions in which a withholding tax charge is incurred upon the distribution of earnings. At 31 December 2019, deferred tax liabilities of $247 million (2018: $149 million from continuing operations) have not been recognised in respect of such withholding taxes as the Group is able to control the timing of the distributions and it is probable that the timing differences will not reverse in the foreseeable future.